SEGEMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2026
Single Reportable Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF SIGNIFICANT EXPENSE CATEGORIES REGULARLY REVIEWED BY THE CODM

The table below summarizes the significant expense categories regularly reviewed by the CODM for the six-months ended June 30, 2026 and 2025.

	Six Months Ended June 30,
	2026	2025

Significant segment expenses:
Payroll and payroll related (*)	1,312	132
Subcontractors and consultants (*)	3,179	228
Professional services (*)	380	130
Other	658	265
Other segment items:
Share-based compensation	513	150
Loss (income) from change in fair value of convertible securities	-	326
Interest income	(128)	-
Other expense, net	35	51
Deferred issuance costs	-	(88)
Net loss (income) from discontinued operations	(6)	58
Net loss	$5,942	1,252

(*)	Excluding share-based compensation expenses and including costs capitalized as deferred issuance costs.